ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS	6 Months Ended
Jun. 30, 2018
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS [Abstract]
ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS
NOTE 4        -        ADDITIONAL INFORMATION - RECONCILIATION OF US GAAP TO IFRS

A.	Introduction

The Company’s financial statements are prepared and presented in accordance with US GAAP.

As many of the Company’s investors and analysts are located in Israel and in Europe and are familiar with and use the International Financial Reporting Standards rules (“IFRS”), the Company is providing on a voluntary basis a reconciliation from US GAAP to IFRS as detailed below (condensed interim consolidated statements of balance sheet, condensed interim consolidated statements of operations and additional information). IFRS differs in certain significant aspects from US GAAP, however the primary differences between US GAAP and IFRS related to the Company are accounting for goodwill, financial instruments, pension plans and termination benefits. The main adjustments and differences between US GAAP and IFRS relating to the Company’s financial statements are described in detail in Note 21 to the Company’s financial statements for the year ended December 31, 2017. In addition, the Company is providing on a voluntary basis its condensed IFRS financial statements as of June 30, 2018 and a reconciliation from US GAAP to IFRS as detailed below.

B.	Condensed Interim Consolidated Balance Sheet in Accordance with IFRS:

	As of June 30, 2018
	US GAAP	Adjustments	IFRS
ASSETS
Current assets	$960,539	$5,311	$965,850
Property and equipment, net	648,413	--	648,413
Long-term assets	153,671	(7,000)	146,671
Total assets	$1,762,623	$(1,689)	$1,760,934
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities	$312,541	$5,496	$318,037
Long-term liabilities	349,407	(1,715)	347,692
Total liabilities	661,948	3,781	665,729
TOTAL EQUITY	1,100,675	(5,470)	1,095,205
Total liabilities and shareholders' equity	$1,762,623	$(1,689)	$1,760,934

C.	Condensed Interim Consolidated Statement of Operations in Accordance with IFRS:

	Six months ended June 30, 2018
	US GAAP	Adjustments	IFRS
OPERATING PROFIT	$76,145	$(365)	$75,780
Financing expense, net	(10,822)	52	(10,770)
Other income, net	1,600	--	1,600
Profit before income tax	66,923	(313)	66,610
Income tax expense	(3,733)	--	(3,733)
NET PROFIT	63,190	(313)	62,877
Net income attributable to non-controlling interest	670	--	670
NET PROFIT ATTRIBUTABLE TO THE COMPANY	$63,860	$(313)	$63,547

D.	Reconciliation of Net Profit from US GAAP to IFRS:

	Six months ended June 30,
	2018	2017
Net profit in accordance with US GAAP	$63,860	$95,526
Financial Instruments	52	52
Pension plans	(743)	(314)
Termination Benefits	378	156
Net profit in accordance with IFRS	$63,547	$95,420

E.	Reconciliation of Shareholders’ Equity from US GAAP to IFRS:

	As of June 30,	As of December 31,
	2018	2017
Shareholders’ equity in accordance with US GAAP	$1,100,675	$1,029,706
Financial Instruments	(185)	(185)
Termination Benefits	1,715	1,337
Goodwill	(7,000)	(7,000)
Shareholders’ equity in accordance with IFRS	$1,095,205	$1,023,858